Filed Pursuant to Rule 497(e)
1933 Act File No. 333-201530
1940 Act File No. 811-23024

On behalf of Pacer Funds Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement to the Prospectus dated May 11, 2018, for Pacer US Export Leaders ETF, which was filed pursuant to Rule 497(e) on May 11, 2018 (Accession Number 0000894189-18-002877).

The XBRL exhibits attached hereto consist of the following:

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE